Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.06%
Austria–0.76%
DO & Co. AG	9,300	$1,403,195
Finland–1.43%
Enento Group OYJ(a)	123,300	2,655,668
France–20.23%
Alten S.A.	14,240	1,591,938
Edenred SE	55,330	2,095,656
Exail Technologies S.A.(b)	150,587	2,934,834
Gerard Perrier Industrie S.A.	40,923	3,961,637
HEXAOM S.A.(b)	77,269	1,893,001
Infotel S.A.	64,273	3,067,642
Kaufman & Broad S.A.	156,325	5,427,408
Linedata Services	40,177	3,549,178
Neurones	135,414	6,606,892
Totalenergies EP Gabon	17,124	3,015,869
VusionGroup	19,300	3,313,284
		37,457,339
Georgia–0.88%
TBC Bank Group PLC	45,745	1,623,171
Germany–6.63%
Amadeus Fire AG	17,600	1,814,259
CompuGroup Medical SE & Co. KGaA	109,701	1,736,915
CTS Eventim AG & Co. KGaA	42,397	4,414,610
flatexDEGIRO AG	300,740	4,313,150
		12,278,934
Greece–2.06%
Karelia Tobacco Co., Inc. S.A.	10,265	3,814,715
Hungary–1.69%
Richter Gedeon Nyrt	101,400	3,123,783
Ireland–1.01%
Origin Enterprises PLC	503,410	1,880,344
Israel–1.33%
Hilan Ltd.	46,741	2,455,691
Italy–6.71%
Amplifon S.p.A.	66,935	1,926,428
MARR S.p.A.	236,352	3,161,700
Moltiply Group S.p.A.	85,783	3,172,502
Technogym S.p.A.(a)	397,739	4,156,497
		12,417,127
Netherlands–1.96%
SBM Offshore N.V.	198,522	3,628,914
Norway–1.48%
Bouvet ASA	414,124	2,733,155
Poland–5.17%
Allegro.eu S.A.(a)(b)(c)	178,184	1,611,048
Mo-BRUK S.A.	24,912	1,972,843
Text S.A.(c)	98,090	1,874,475
Shares		Value
Poland–(continued)
Warsaw Stock Exchange	361,420	$4,116,620
		9,574,986
Portugal–0.87%
Conduril - Engenharia S.A.	51,453	1,603,697
Romania–0.38%
Fondul Proprietatea S.A.	8,485,669	702,415
Sweden–2.31%
Kindred Group PLC, SDR	156,330	1,986,834
Proact IT Group AB	157,953	2,297,154
		4,283,988
Switzerland–4.62%
Carlo Gavazzi Holding AG, BR	9,525	2,590,350
Kardex Holding AG	18,250	5,968,432
		8,558,782
United Kingdom–34.17%
4imprint Group PLC	43,626	2,927,214
B&M European Value Retail S.A.	283,000	1,576,136
City of London Investment Group PLC	60,000	309,628
Clarkson PLC	97,116	4,778,309
DCC PLC	80,578	5,501,004
Diploma PLC	136,973	8,142,335
Gamma Communications PLC	139,000	3,104,498
Hays PLC	1,172,242	1,455,171
IG Group Holdings PLC	553,127	6,803,921
ME Group International PLC	2,161,089	5,615,232
Mortgage Advice Bureau Holdings Ltd.	354,408	3,024,740
Renew Holdings PLC	623,179	8,774,030
Rightmove PLC	190,000	1,570,630
Savills PLC	220,504	3,500,551
Serco Group PLC	1,695,918	4,049,873
XP Power Ltd.(b)	121,481	2,139,660
		63,272,932
United States–1.37%
Signify N.V.	107,774	2,542,335
Total Common Stocks & Other Equity Interests (Cost $128,605,358)		176,011,171
Money Market Funds–3.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	2,099,811	2,099,811
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	4,370,318	4,370,318
Total Money Market Funds (Cost $6,470,128)		6,470,129
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.55% (Cost $135,075,486)		182,481,300

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.37%
Invesco Private Government Fund, 4.96%(d)(e)(f)	701,676	$701,676
Invesco Private Prime Fund, 5.02%(d)(e)(f)	1,827,518	1,828,249
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,529,924)		2,529,925
TOTAL INVESTMENTS IN SECURITIES—99.92% (Cost $137,605,410)		185,011,225
OTHER ASSETS LESS LIABILITIES–0.08%		152,746
NET ASSETS–100.00%		$185,163,971
Investment Abbreviations:
BR	– Bearer Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $8,423,213, which represented 4.55% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,401,117	$10,743,753	$(11,045,059)	$-	$-	$2,099,811	$95,975
Invesco Liquid Assets Portfolio, Institutional Class	2,352,979	5,252,053	(7,603,973)	(1,005)	(54)	-	77,830
Invesco Treasury Portfolio, Institutional Class	2,744,133	17,285,243	(15,659,058)	-	-	4,370,318	125,005
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	228,000	4,674,655	(4,200,979)	-	-	701,676	10,781*
Invesco Private Prime Fund	586,270	9,268,333	(8,026,123)	(213)	(18)	1,828,249	28,171*
Total	$8,312,499	$47,224,037	$(46,535,192)	$(1,218)	$(72)	$9,000,054	$337,762

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$1,403,195	$—	$1,403,195
Finland	—	2,655,668	—	2,655,668
France	—	37,457,339	—	37,457,339
Georgia	—	1,623,171	—	1,623,171
Germany	—	12,278,934	—	12,278,934
Greece	—	3,814,715	—	3,814,715
Hungary	—	3,123,783	—	3,123,783
Ireland	—	1,880,344	—	1,880,344
Israel	—	2,455,691	—	2,455,691
Italy	—	12,417,127	—	12,417,127
Netherlands	—	3,628,914	—	3,628,914
Norway	—	2,733,155	—	2,733,155
Poland	—	9,574,986	—	9,574,986
Portugal	1,603,697	—	—	1,603,697
Romania	—	702,415	—	702,415
Sweden	—	4,283,988	—	4,283,988
Switzerland	—	8,558,782	—	8,558,782
United Kingdom	—	63,272,932	—	63,272,932
United States	—	2,542,335	—	2,542,335
Money Market Funds	6,470,129	2,529,925	—	9,000,054
Total Investments	$8,073,826	$176,937,399	$—	$185,011,225
Invesco EQV European Small Company Fund